Concentrations (Details) - Schedule of Company’s Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentrations (Details) - Schedule of Company’s Revenue [Line Items]
Net revenue, value	$ 20,860,708	$ 21,474,188	$ 23,948,515
Net revenue, percentage	57.50%	63.20%	69.10%
Company A [Member]
Concentrations (Details) - Schedule of Company’s Revenue [Line Items]
Net revenue, value	$ 7,548,954	$ 8,093,618	$ 9,611,739
Net revenue, percentage	20.80%	23.80%	27.70%
Company B [Member]
Concentrations (Details) - Schedule of Company’s Revenue [Line Items]
Net revenue, value	$ 5,332,493	$ 5,911,995	$ 6,636,377
Net revenue, percentage	14.70%	17.40%	19.10%
Company C [Member]
Concentrations (Details) - Schedule of Company’s Revenue [Line Items]
Net revenue, value	$ 3,051,057	$ 3,294,297	$ 3,559,424
Net revenue, percentage	8.40%	9.70%	10.30%
Company D [Member]
Concentrations (Details) - Schedule of Company’s Revenue [Line Items]
Net revenue, value	$ 4,928,204	$ 4,174,278	$ 4,140,975
Net revenue, percentage	13.60%	12.30%	12.00%